Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 58	$ 12	$ 75	$ 29